Business Segments (Narrative) (Detail) ¥ in Billions	12 Months Ended
	Mar. 31, 2024 segment	Mar. 31, 2023 JPY (¥)
Segment Reporting Information [Line Items]
Number of operating segments | segment	7
Operating Segments | Digital Service Business Group | Customer business
Segment Reporting Information [Line Items]
Modification impact in operating profits (losses)		¥ (6.3)
Operating Segments | Global Corporate & Investment Banking Business Group | Customer business
Segment Reporting Information [Line Items]
Modification impact in operating profits (losses)		(1.8)
Operating Segments | Japanese Corporate & Investment Banking Business Group | Customer business
Segment Reporting Information [Line Items]
Modification impact in operating profits (losses)		4.4
Operating Segments | Retail & Commercial Banking Business Group | Customer business
Segment Reporting Information [Line Items]
Modification impact in operating profits (losses)		1.7
Operating Segments | Global Markets Business Group
Segment Reporting Information [Line Items]
Modification impact in operating profits (losses)		¥ 2.0